EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

NOTE 14 - EQUITY:

a.   Share capital

1)   Composition

Company share capital is composed of ordinary shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31
	2017	2016
	In thousands
Authorized	300,000	300,000
Issued and paid	212,729	164,974

The Company’s ordinary shares are traded on the TASE and the Company’s ADSs are traded on the NASDAQ under the symbol “RDHL”. Each ADS represents 10 ordinary shares. The last reported market price for the Company’s securities on December 31, 2017 was $5.14 per ADS on the NASDAQ and $0.50 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

On February 16, 2016, a special general meeting of shareholders approved the increase of the authorized share capital of the Company to 300,000,000 ordinary shares.

2)   Exercise of warrants and options

During 2016, the Company received notifications of exercise with respect to options that had been issued to employees and consultants of the Company. Accordingly, the Company issued 725,790 ordinary shares for $263,000.

During 2017 the Company received notifications of exercise with respect to options that had been issued to employees and a consultant of the Company. Accordingly, the Company issued 2,988,750 ordinary shares for $809,000.

In January 2017, the Company received notification of exercise with respect to non-tradable warrants that had been issued in 2014 to investors in the form of private placements. Accordingly, the Company issued 2,526,320 ordinary shares for approximately $2.63 million.

3)   In December 2016, the Company completed an underwritten public offering and a registered direct offering in the U.S. of an aggregate of 3,713,415 ADSs and warrants to purchase 1,856,708 ADSs for gross proceeds to the Company of $38.1 million. Net proceeds to the Company from the offering, following discounts, commissions and expenses amounting to $2.3 million, were approximately $35.8 million. As part of the offering, one of the Company's directors, purchased 95,000 ADSs and warrants to purchase 47,500 ADSs for a total consideration of $1 million.

In addition, as part of the public offering, the underwriters received an option to purchase 337,500 ADSs and warrants to purchase 168,750 ADSs. On December 27, 2016, the underwriters partially exercised their option and purchased warrants to purchase 168,750 ADSs.

On January 3, 2017, the underwriters partially exercised their option and purchased 133,104 ADSs for approximately $1.28 million. Following the partial exercise of the underwriters’ option, the underwritten public offering and the concurrent registered direct offering (total of 3,846,519 ADSs and warrants to purchase 2,025,458 ADSs, representing aggregate gross proceeds from both offerings of approximately $39.4 million before deducting underwriting discounts and commissions, placement agent fees and other offering expenses) were closed.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss.

The consideration, net of issuance expenses, was allocated to the various issued instruments. Out of the gross consideration, an amount of $6.1 million was allocated to the warrants. The remainder of approximately $32 million was allocated to ADSs. Issuance expenses were allocated both to the liability instruments and to the equity component. Expenses allocated to the liability instruments, an amount of $0.4 million, were recorded directly to the Statements of Comprehensive Loss, and expenses in the amount of $1.9 million allocated to the equity component were recorded against share premium.

4)   In November 2017, the Company completed an underwritten public offering in the U.S. of an aggregate of 4,090,909 ADSs for gross proceeds to the Company of approximately $22.5 million. Net proceeds to the Company from the offering, following underwriting discounts and other offering expenses of approximately $1.5 million, were approximately $21 million.

b.   Warrants

The warrants issued under investment agreements from January 2014 were exercisable into 4,183,496 ordinary shares.  The warrants had a three-year term and were exercisable at an exercise price of $1.40 per ordinary share. In January 2017, the warrants expired along with any right or claim of the holders.